Segment Information and Geographic Data	6 Months Ended
Jun. 30, 2016
Segment Reporting [Abstract]
Segment Information and Geographic Data

12. SEGMENT INFORMATION AND GEOGRAPHIC DATA

The Company operates as one operating segment. Operating segments are defined as components of an enterprise for which separate financial information is regularly evaluated by the chief operating decision maker (“CODM”), which is the Company’s president and chief executive officer, in deciding how to allocate resources and assess performance. The Company’s CODM evaluates the Company’s financial information and resources and assesses the performance of these resources on a consolidated basis. Since the Company operates in one operating segment, all required financial segment information can be found in the condensed consolidated financial statements.

Revenue by geographic region, based on ship-to destinations, was as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
United States	$27,048	$10,505	$40,016	$17,980
China	45,968	20,997	87,352	34,996
Germany	25,564	19,481	44,720	40,168
Other	17,612	6,863	28,593	11,946

Total revenue	$116,192	$57,846	$200,681	$105,090

Total long-lived assets by geographic region consisted of the following (in thousands):

	June 30, 2016	December 31, 2015
United States	$12,985	$10,896
Canada	2,434	3,227
Thailand	4,487	1,715
Other	862	87

Total long-lived assets	$20,768	$15,925